REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue recognized relating to customer contract	$ 2.5	$ 3.0	$ 2.0
Increase due to change in prepaid charter hire	$ 2.8
Demurrage claim submitted recognized as demurrage revenue upon initial recognition (in percent)	97.00%
Demurrage payment term after the original demurrage claim was submitted	100 days
Standard warranty period	1 year